Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Net income (loss)	$ 125,500	$ 52,002	$ (34,111)	$ (61,464)	$ 177,502	$ (95,575)
Net Cash Provided by (Used in) Operating Activities					775,693	$ 178,924
Working capital deficit	$ 93,600				$ 93,600